Leases (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Operating Lease, Liability		$ 43,516
Chartered In Vessels [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Operating Lease, Liability	$ 218,574
Operating Lease, Weighted Average Remaining Lease Term	4 years 10 months 24 days
Chartered In Vessels [Member] | Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Lessee, Operating Lease, Remaining Lease Term	1 month 6 days
Chartered In Vessels [Member] | Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Lessee, Operating Lease, Remaining Lease Term	9 years
Land [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Operating Lease, Liability	$ 7,976
Operating Lease, Weighted Average Remaining Lease Term	3 years 1 month 6 days
Land [Member] | Minimum [Member] | Navios Logistics [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Lessee, Operating Lease, Remaining Lease Term	44 years 8 months 12 days
Land [Member] | Maximum [Member] | Navios Logistics [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Lessee, Operating Lease, Remaining Lease Term	45 years 1 month 6 days
Building [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Operating Lease, Liability	$ 1,246
Operating Lease, Weighted Average Remaining Lease Term	44 years 9 months 18 days
Building [Member] | Minimum [Member] | Navios Logistics [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Lessee, Operating Lease, Remaining Lease Term	1 month 6 days
Building [Member] | Maximum [Member] | Navios Logistics [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Lessee, Operating Lease, Remaining Lease Term	5 years 4 months 24 days
One Previously Chartered In Vessel [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Asset Impairment Charges	$ 3,953